Property and Equipment	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Property and Equipment
Property and Equipment

Note 4. Property and Equipment

	March 31, 2025	June 30, 2024
Furniture and fixtures	$127,029	$127,050
Computer equipment	98,735	112,397
Internal use software	570,645	570,645
Manufacturing equipment	2,062,703	1,927,974
Leasehold improvements	814,157	767,418
Vehicles	89,359	89,359
Property and equipment, gross	3,762,628	3,594,844
Less accumulated depreciation	(1,790,105)	(1,268,288)
	$1,972,522	$2,356,556

Depreciation expense for the three months ended March 31, 2025, and 2024 was $198,519 and $306,185, respectively.

Depreciation expense for the nine months ended March 31, 2025, and 2024 was $658,986 and $901,521, respectively.

Note 5. Property and Equipment

Property and equipment consist of the following:

	June 30, 2024	June 30, 2023
Furniture and fixtures	$127,050	$172,663
Computer equipment	112,397	156,283
Internal use software	570,645	608,949
Manufacturing equipment	1,927,974	3,325,525
Leasehold improvements	767,418	-
Building	4,005,516	4,611,248
Vehicles	89,359	261,362
Property and equipment, gross	7,600,360	9,136,030
Less accumulated depreciation	(1,268,288)	(1,693,407)
Less building classified as available for sale	(4,005,516)	(4,611,248)
	$2,356,556	$2,831,375

Depreciation expense for the years ended June 30, 2024 and 2023 was $1,268,355 and $913,246, respectively.